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                                             State Street Bank and Trust Company
                                                                  K. David James
                                                                         Counsel
                                                   One Federal Street, 9th Floor
                                                                Boston, MA 02110
                                                                    617-662-3909

January 27, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  State Street Institutional Investment Trust (the "Trust")
     File Nos.: 811-9819 and 333-30810

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the State Street U.S. Government Money Market Fund and the statement of additional information for the Trust do not differ from that contained in Post-Effective Amendment No. 10 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 13, 2002.

If you have any questions concerning this filing, please call me directly at
(617) 662-3909.

Very truly yours,

/s/ K. David James
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K. David James
Counsel